Marketable Securities (Details) - Schedule of investments with continuous unrealized losses for less than 12 months and 12 months or greater and their related fair values $ in Thousands	Jun. 30, 2022 USD ($)
Marketable Securities (Details) - Schedule of investments with continuous unrealized losses for less than 12 months and 12 months or greater and their related fair values [Line Items]
Less than 12 months, Fair value	$ 214,426
Less than 12 months, Unrealized losses	(11,643)
12 months or greater, Fair value	28,917
12 months or greater, Unrealized losses	(1,932)
Fair value	243,343
Unrealized losses	(13,575)
Corporate debentures [Member]
Marketable Securities (Details) - Schedule of investments with continuous unrealized losses for less than 12 months and 12 months or greater and their related fair values [Line Items]
Less than 12 months, Fair value	207,128
Less than 12 months, Unrealized losses	(11,398)
12 months or greater, Fair value	20,775
12 months or greater, Unrealized losses	(1,542)
Fair value	227,903
Unrealized losses	(12,940)
Government debentures [Member]
Marketable Securities (Details) - Schedule of investments with continuous unrealized losses for less than 12 months and 12 months or greater and their related fair values [Line Items]
Less than 12 months, Fair value	7,298
Less than 12 months, Unrealized losses	(245)
12 months or greater, Fair value	8,142
12 months or greater, Unrealized losses	(390)
Fair value	15,440
Unrealized losses	$ (635)